Non-controlling interest (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)
Disclosure of subsidiaries [line items]
Sale of non-controlling interest		$ 7,915
Vanadium products		14,510	$ 0
LPV [Member] | CPC [Member]
Disclosure of subsidiaries [line items]
Listing expense	$ 571
Cash investment				$ 20,000
Vanadium assets invested				$ 7,264	$ 5,503
Cash received from other investors	10,220
Share issue related cost	638
Sale of non-controlling interest	$ 2,022
Assets acquired		14,510
Vanadium products		$ 14,510